Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 629
Other movements [Abstract]
Balance as at the end of the year	648	$ 629
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	629	583
Income (costs) included in profit or loss [Abstract]
Current service costs	0	0
Interest income (expenses)	6	5
Past service cost	0	0
Effect of movements in exchange rates, net	8	16
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains	17	9
Change with respect to translation differences ,net	(10)	18
Other movements [Abstract]
Benefits received (paid)	(6)	(6)
Employer contribution	4	4
Balance as at the end of the year	648	629
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(1,075)	(1,004)
Income (costs) included in profit or loss [Abstract]
Current service costs	(24)	(22)
Interest income (expenses)	(14)	(14)
Past service cost	12	11
Effect of movements in exchange rates, net	(16)	(34)
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	68	(24)
Other actuarial gains	(0)
Change with respect to translation differences ,net	21	(32)
Other movements [Abstract]
Benefits received (paid)	35	44
Balance as at the end of the year	(993)	(1,075)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(446)	(421)
Income (costs) included in profit or loss [Abstract]
Current service costs	(24)	(22)
Interest income (expenses)	(8)	(9)
Past service cost	12	11
Effect of movements in exchange rates, net	(8)	(18)
Included in other comprehensive income [Abstract]
Actuarial profits (losses) deriving from changes in financial assumptions	68	(24)
Other actuarial gains	17	9
Change with respect to translation differences ,net	11	(14)
Other movements [Abstract]
Benefits received (paid)	29	38
Employer contribution	4	4
Balance as at the end of the year	$ (345)	$ (446)